Purchase Agreement	9 Months Ended
Sep. 30, 2020
Landcadia Holdings II, Inc
Purchase Agreement

6.    Purchase Agreement

On June 28, 2020 the Company entered into a purchase agreement (the “Purchase Agreement”) with LHGN HoldCo, LLC, a Delaware limited liability company and newly formed, wholly-owned subsidiary of the Company (“Landcadia HoldCo”), Landry’s Fertitta, LLC, a Texas limited liability company (“LF LLC”), GNOG Holdings, LLC, a Delaware limited liability company and newly formed, wholly-owned subsidiary of LF LLC (“GNOG HoldCo”), and Golden Nugget Online Gaming, Inc. (f/k/a Landry’s Finance Acquisition Co.), a New Jersey corporation and wholly-owned subsidiary of LF LLC (“GNOG”). Tilman J. Fertitta, the owner of one of the Company’s sponsors and Co-Chairman and Chief Executive Officer of the Company, indirectly owns all of the equity interests in LF LLC, GNOG HoldCo and GNOG. The acquisitions and transactions contemplated by the Purchase Agreement are referred to herein as the "Transactions". Upon consummation of the Transactions contemplated by the Purchase Agreement, the Company will change its name to "Golden Nugget Online Gaming, Inc." The Company may be referred to herein as "New GNOG".

More information about the Transactions is included in the preliminary proxy statement, as amended, that the Company initially filed with the SEC on August 12, 2020. There is no guarantee that the conditions to the closing of the Transactions will be satisfied prior to, or following the special meeting of the Company's stockholders to be held to approve such Transactions.

Structure; Consideration to be Paid in the Transactions

Pursuant to the Purchase Agreement, subject to the satisfaction or waiver of certain conditions set forth therein, at the time of the Closing, LF LLC will contribute all of the membership interests in GNOG HoldCo to Landcadia HoldCo, in exchange for (i) 31,350,625 Class B membership interests in Landcadia HoldCo (the “HoldCo Class B Units”), (ii) 31,350,625 shares of a new, non-economic Class B common stock, par value $0.0001 per share, of the Company (the “Class B common stock”), which will entitle the holder to ten votes per share subject to the adjustments and limitations described below (the “High Voting Rights”), (iii) cash consideration in an amount of $30.0 million (the "Closing Cash Consideration") and (iv) the assumption of $300 million of debt owed by GNOG under their existing credit agreement (the “Credit Agreement”), of which $150 million will be repaid at Closing along with a related premium in an amount of approximately $24 million (together, the "Credit Agreement Payoff Amount"), as well as accrued and unpaid interest. A Portion of the cash held in the Trust Account, after taking into account any redemptions of our public shares in connection with Closing, will be used to pay the Closing Cash Consideration and the Credit Agreement Payoff Amount, and funds sufficient to ensure that GNOG LLC will hold at least $80.0 million in cash at Closing will be contributed down to GNOG LLC upon Closing. Prior to the Closing, GNOG will convert into a limited liability company by merging with and into Golden Nugget Online Gaming, LLC, a New Jersey limited liability company and newly formed, wholly-owned subsidiary of GNOG Holdings (“GNOG LLC”), with GNOG LLC surviving as a direct, wholly-owned subsidiary of GNOG HoldCo.

Upon Closing, New GNOG will be organized in an umbrella partnership C-corporation, or “Up-C” structure, in which substantially all of the assets of New GNOG will be held indirectly through GNOG LLC and all of the business of New GNOG will be conducted through GNOG LLC. New GNOG’s only direct assets will consist of the Class A membership interests it holds of Landcadia HoldCo, and the number of Class A units of Landcadia HoldCo that will be issued to New GNOG at Closing will be equal to the number of shares of New GNOG Class A common stock outstanding at Closing. As a result, New GNOG is expected to own approximately 54.1% of the combined membership interests in Landcadia HoldCo (assuming no redemptions of public shares, or 53.2% assuming the maximum number of redemptions of public shares), and in either event, New GNOG will control Landcadia HoldCo as the managing member of Landcadia HoldCo in accordance with the terms of the Amended and Restated Limited Liability Company Agreement of Landcadia HoldCo to be entered into in connection with the Closing (the “A&R HoldCo LLC Agreement”). The remaining approximately 45.9% of the combined membership interests of Landcadia HoldCo (assuming no redemptions of public shares, or 46.8% assuming the maximum number of redemptions of public shares) will be held by LF LLC through HoldCo Class B Units, which will carry no voting rights. Pursuant to the terms of the A&R HoldCo LLC Agreement, beginning 180 days after the Closing, LF LLC, the holder of HoldCo Class B Units, will be entitled to cause Landcadia HoldCo to exchange all or a portion of its HoldCo Class B Units (upon the surrender of a corresponding number of shares of New GNOG Class B common stock), on a one for-one basis, for either shares of Class A common stock, par value $0.0001 per share, of New GNOG (“New GNOG Class A common stock”), or at the election of New GNOG, in its capacity as the managing member of Landcadia HoldCo, the cash equivalent of the market value of such shares of New GNOG Class A common stock based upon the average of the volume weighted closing price for each of the ten consecutive full trading days ending on and including the last full trading date immediately prior to the due date of such payment.

The transaction is expected to close in the 4th quarter of 2020.

Representations, Warranties and Covenants

The parties to the Purchase Agreement have agreed to customary representations, warranties and covenants in the Purchase Agreement, including, among others, covenants with respect to the conduct of GNOG HoldCo, GNOG, GNOG LLC and their respective subsidiaries during the period between execution of the Purchase Agreement and the Closing. Each of the Company, Landcadia HoldCo, GNOG, GNOG HoldCo and LF LLC has agreed to use its commercially reasonable efforts to cause the Transactions to be consummated reasonably promptly after the date of the execution of the Purchase Agreement.

Conditions to Closing

Under the Purchase Agreement, the obligations of the parties to consummate the Transactions are subject to the approval at a special meeting of the stockholders of the Company by (A)(i) a majority of the shares of the Company’s common stock voted at the meeting and (ii) a majority of the shares of Class A Common Stock outstanding and held by the stockholders of the Company other than those shares beneficially owned by Tilman J. Fertitta and JFG (the “Disinterested Stockholders”) and (B) with respect to the amendments to the Charter necessary to effect the Transactions, (i) a majority of the shares of the Company’s common stock outstanding and (ii) a majority of the shares of Class A Common Stock outstanding and held by the Disinterested Stockholders (collectively, the “Stockholder Approval”). In addition, the Closing is subject to, among other conditions, (i) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (which waiting period was terminated on August 20, 2020), (ii) the receipt of all necessary permits, approvals, clearances, licenses, and consents of, or filings with, any governmental or regulatory authorities (including all relevant approvals and licenses required under applicable gaming law to operate in the ordinary course the business of GNOG, or GNOG LLC as its successor), and (iii) material compliance by the parties with their respective pre-Closing and Closing obligations and the accuracy of each party’s representations and warranties in the Purchase Agreement, in each case subject to the materiality standards contained in the Purchase Agreement.

Termination

The Purchase Agreement may be terminated at any time prior to the Closing upon the parties’ mutual written consent and in certain other circumstances, including, (i) by LF LLC or the Company if the Stockholder Approval is not obtained, (ii) by LF LLC if the board of directors of the Company has withdrawn, amended, qualified or modified its recommendation to the Company’s stockholders, (iii) by LF LLC if the cash balance at GNOG LLC immediately following the Closing would be less than $80.0 million, (iv) by LF LLC if there exists a deficiency under Nasdaq Listing Rule 5620(a) after December 31, 2020, or any other deficiency which causes a de-listing from Nasdaq to the Company prior to Closing (a “Listing Deficiency”), or (v) by LF LLC or the Company if the Closing has not occurred by January 30, 2021 and the delay is not due to the material breach of the Purchase Agreement by the party seeking termination.

None of the parties to the Purchase Agreement is required to pay a termination fee; provided, however, that the Company may be required to reimburse GNOG for any and all expenses, including reasonable attorney’s fees, in the event that the Company (i) fails to obtain the Stockholder Approval or (ii) fails to cure any Listing Deficiency.

Other Agreements

The Purchase Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:

Tax Receivable Agreement

Concurrently with Closing, the Company and LF LLC will enter into the tax receivable agreement (the “Tax Receivable Agreement”). Subject to certain terms and conditions, the Tax Receivable Agreement will provide for payment by New GNOG to LF LLC in respect of 85% of the U.S. federal, state and local income tax savings allocable to New GNOG from Landcadia HoldCo and arising from certain transactions, including (a) certain transactions contemplated under the Purchase Agreement and (b) the exchange of LF LLC’s HoldCo Class B Units for New GNOG Class A common stock, as determined on a “with and without” basis, and for an early termination payment by New GNOG to LF LLC in the event of a termination with a majority vote of disinterested directors, a material breach of a material obligation, or a change of control, subject to certain limitations, including in connection with available cash flow and financing facilities. Assuming no redemption of the public shares and no exchange of LF LLC’s HoldCo Class B Units pursuant the A&R HoldCo LLC Agreement, the estimated TRA liability is $22.2 million, subject to adjustment as provided in the Tax Receivable Agreement. Assuming the maximum redemption of the public shares and no exchange of LF LLC’s HoldCo Class B Units pursuant the A&R HoldCo LLC Agreement, the estimated TRA liability is $21.8 million, subject to adjustment as provided in the Tax Receivable Agreement. Payments for such TRA liabilities will, subject to certain limitations, including in connection with available cash flow and financing facilities, be made annually in cash and are expected to be funded with tax distributions from Landcadia HoldCo. The Tax Receivable Agreement payments will commence in the year following New GNOG’s ability to realize tax savings provided through the transaction and, at this time, are expected to commence in 2025 (with respect to taxable periods ending in 2024). The amount and timing of such Tax Receivable Agreement payments may vary based upon a number of factors. The Tax Receivable Agreement also provides for an accelerated lump sum payment on the occurrence of certain events, including in the event of a change of control. Based upon certain assumptions, it is estimated that such early termination payment could range from $284.6 million, assuming no redemption of the public shares, to $287.0 million, assuming the maximum redemption of the public shares. It is anticipated that such early termination payments may be made from the proceeds of such change of control transaction; however, New GNOG may be required to fund such early termination payments from other sources and there can be no assurances that New GNOG will be able to finance such obligations in a manner that does not adversely affect its working capital or financial condition.

Amended and Restated HoldCo LLC Agreement

At the Closing, the Company, Landcadia HoldCo and LF LLC will enter into the A&R HoldCo LLC Agreement, which will provide, among other things, beginning 180 days after the Closing, each holder of HoldCo Class B Units will be entitled to cause Landcadia HoldCo to exchange all or a portion of its HoldCo Class B Units (upon the surrender of a corresponding number of shares of New GNOG Class B common stock) for either one share of New GNOG Class A common stock or, or at the election of New GNOG, in its capacity as the managing member of Landcadia HoldCo, the cash equivalent of the market value of one share of New GNOG Class A common stock. In addition, the A&R HoldCo LLC Agreement provides for additional issuances of HoldCo Class B Units and the equivalent number of shares of New GNOG Class B common stock to LF LLC in consideration of payments to be made by LF LLC to GNOG LLC pursuant to the terms of the Second A&R Intercompany Note. The additional HoldCo LLC Class B Units will be issued at the average of the volume weighted closing price for each of the ten consecutive full trading days ending on and including the last full trading date immediately prior to the due date of such payment.

Amendment to Insider Letter

At the Closing, certain insiders of the Company, including the Sponsors, and certain of the Company’s directors, will enter into an amendment (the “Lock Up Amendment”) to a letter agreement entered into on May 6, 2019 in connection with the Company’s initial public offering (the “Letter Agreement”), which adds an additional acceleration event to the lock-up period contemplated under the Letter Agreement based on a target price of $15.00 per share of New GNOG Class A common stock following a period of 60 days after the Closing. The Letter Agreement and the Lock Up Period thereunder does not apply to the HoldCo Class B Units or shares of New GNOG Class B common stock to be received by LF LLC pursuant to the Purchase Agreement.

Amended and Restated Registration Rights Agreement

At the Closing, New GNOG, the sponsors, Tilman Fertitta and certain of his affiliates will enter into an amended and restated registration rights agreement (the “A&R Registration Rights Agreement”), which will amend and restate the existing registration rights agreement to include shares of New GNOG Class A common stock issuable pursuant to the Purchase Agreement and the A&R HoldCo LLC Agreement.

Sponsor Forfeiture and Call-Option Agreement

In connection with the execution of the Purchase Agreement, on June 28, 2020, the Company and JFG Sponsor entered into an agreement (the “Sponsor Forfeiture and Call-Option Agreement”), pursuant to which, as of and contingent upon the Closing, JFG Sponsor will forfeit two thirds (or 2,543,750) of its founder shares. In addition, following and contingent upon the Closing, JFG Sponsor granted to New GNOG an option to repurchase any of the private placement warrants held by JFG Sponsor, to the extent that JFG Sponsor wishes to exercise or sell such warrants, subject to certain terms and conditions set forth in the Sponsor Forfeiture and Call-Option Agreement.

First A&R Intercompany Note

On or after the date of the GNOG Conversion and prior to the Closing, LF LLC and GNOG LLC will amend and restate the Original Intercompany Note to provide for future automatic dollar-for-dollar reductions of the principal amounts outstanding thereunder to reflect any further reductions of the principal amount outstanding under the Credit Agreement.

Second A&R Intercompany Note

Concurrently with the Closing, LF LLC and GNOG LLC will amend and restate the First A&R Intercompany Note to provide for, among other things, (a) a reduction in the principal amount outstanding under the First A&R Intercompany Note by $150.0 million, which reduction will occur at Closing through a non-cash distribution of capital to LF LLC, and (b) a reduction in the amounts payable thereunder to 6% annually on the outstanding balance from day to day thereunder; provided, that LF LLC and GNOG LLC will not agree to any material deviations to the forms of First A&R Intercompany Note or Second A&R Intercompany Note (as compared to the forms previously reviewed by the Company on or prior to the date of the Purchase Agreement) without prior written consent of the Company (such consent not to be unreasonably withheld, conditioned or delayed).